CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Cash flows from (used in) operating activities [abstract]
Profit / (loss) before tax	€ 135,370	€ 47,533	€ (22,449)
Depreciation and amortization	54,415	43,782	51,028
Net finance (income) / costs	(3,567)	51,192	32,372
Other non-cash items	8,436	(1,808)	2,473
Income tax paid	(34,930)	(17,269)	(10,378)
Changes in working capital	1,186	(3,357)	(38,090)
Net cash used in operating activities	160,910	120,073	14,956
Cash flows from (used in) investing activities [abstract]
Interest received	4,256	3,550	1,099
Purchase of property, plant and equipment	(6,808)	(4,186)	(4,776)
Purchase of intangible assets	(3,653)	(1,587)	(3,418)
Payments for capitalized intangible assets	(40,432)	(33,665)	(25,688)
Acquisition of subsidiaries net of cash acquired	0	0	(32,046)
Net cash outflow on disposal of subsidiary	0	0	(1,686)
Acquisitions of non-current financial assets	(1,758)	(3,982)	(6,149)
Receipts from sale of non-current financial assets	2,788	236	3,115
Net cash used in investing activities	(45,607)	(39,634)	(69,549)
Cash flows from (used in) financing activities [abstract]
Interest paid	(51,389)	(59,028)	(17,137)
Proceeds from issuance of share capital	0	45,707	215,209
Transaction costs from issuance of share capital	(1,542)	(1,699)	(4,867)
Payment for hedge instrument	(3,047)	0
Acquisition of treasury shares	(3,387)	0	0
Payment for exercise of Global Blue's options	(2,417)	0	0
Proceeds from loans and borrowings	394	610,000	0
Repayment of loans and borrowings	(835)	(630,000)	0
Financing fee related to loans and borrowings	(3,378)	(24,497)	0
Principal elements of lease payments	(13,636)	(10,711)	(11,157)
Proceeds from loans and borrowings due to shareholders	0	0	59,384
Repayment of loans and borrowings due to shareholders	0	(61,324)	0
Repayment of revolving credit facilities	0	(99,000)	0
Transactions with non-controlling interests	(2,641)	(3,249)	(378)
Net cash from financing activities	(81,878)	(233,801)	241,054
Net foreign exchange difference	2,896	286	2,360
Net increase / (decrease) in cash and cash equivalents	36,321	(153,076)	188,821
Cash and cash equivalents at beginning of year	87,462	240,546	51,083
Cash and cash equivalents at end of year	123,783	87,462	240,546
Supplemental Cash Flow Information [Abstract]
Net increase / (decrease) in bank overdraft facilities	€ 0	€ (8)	€ 642